Income Taxes - Deferred Tax Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax valuation allowance, rollfoward
Balance at beginning of year	$ 135
Balance at end of year	152	$ 135
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of year	135	147	$ 122
Charged to income tax expense	17	(5)	25
Charged to Retained earnings	0	(7)	0
Balance at end of year	$ 152	$ 135	$ 147